UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                          (Zip code)

Matthew J. Beck
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: May 31

Date of reporting period: November 30, 2017

Semi-Annual Report 2017
For the period from June 1, 2017 through November 30, 2017
(Unaudited)

              Nebraska Fund

Institutional Class Shares
Class C Shares
Class A Shares

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Nebraska Fund (the "Fund").  The Fund's shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund's shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund's distributor is a bank.

The Nebraska Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 100 E. Six Forks Road, Suite 200, Raleigh, NC 27609. There is no affiliation between the Nebraska Fund, including its principals, and Capital Investment Group, Inc.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the Nebraska Fund ("Fund") and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates.  Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: Common Stock Risk, Consumer Discretionary Sector Risk, CyberSecurity Risk, Derivatives Risk, Financials Sector Risk, Futures Risk, General Market Risk, Industrials Sector Risk, Investment Advisor Risk, Investment Company Risk, Large Capitalization Company Risk, Management Risk, Nebraska Risk, Non-Diversified Risk, Options Risk, Portfolio Turnover Risk, Service Provider Operational Risk, and Volatility Risk.  More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted in this Semi-Annual Report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data current to the most recent month-end by visiting www.alpharisksolutions.com or www.alphariskfunds.com.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at www.ncfunds.com or by calling Shareholder Services at 800-773-3863.  The prospectus should be read carefully before investing.

This Semi-Annual Report was first distributed to shareholders on or about January 29, 2018.

For More Information on the Nebraska Fund:

See Our Web site @ cavalierfunds.com.
or
Call Our Shareholder Services Group at 800-773-3863.

We appreciate the opportunity to present to you the annual report for the period ending November 30, 2017. The Nebraska Fund was rebalanced in September this year with a new portfolio strategy investing in common stock of companies with headquarters in Nebraska, and also in companies with significant employers of Nebraska residents. The state of Nebraska offers a business-friendly environment for companies from a diverse industry composition from financial services to technology and railroads. In addition to Nebraska's pro-business climate the state continually ranks among the highest for quality of life.
Macro Commentary
As 2017 draws to a close, global equity markets continue their strong move higher as the nine-year-old bull market gathers even more strength into 2018. Good old fashion corporate earnings growth has supported the stock market success both in the US and globally through 2017. In addition to strong global corporate profits, the global economic growth continues with tailwinds including easy global monetary policy and softening populist sentiment. In the US, strong corporate earnings and strong economic growth were fueled by fiscal stimulus from lower taxes, and less regulation supporting low unemployment and helping create a period of historically low volatility in the markets. The VIX (CBOE Volatility Index) which measures the equity markets expectations of 30-day volatility has remained at a historically very low level. The VIX Index registered more days below 10 than all its 26 previous years combined. In 2017, investors showed extraordinary indifference to geopolitical events. The S&P 500 index did not experience a drawdown of greater than 3% this year. This extraordinary low volatility occurred despite the delayed US fiscal policy agenda, UKs surprise election results, rising tensions in the Middle East, and North Korea nuclear threats. The markets now enter the tenth year of this bull market that began in 2009 and maintains status as the second longest bull market in history only surpassed by the 1987 to 2000 bull market. The global economy is likely to continue its strong growth rates in 2018, but there are risks to global synchronized economic growth and potential correction in globally equity markets. The market rally may get disrupted by unexpected geopolitical crisis or unexpected tighter global monetary policy. The equity markets are clearly at somewhat high valuations and thus earnings contraction or corporations not meeting earnings expectations would likely increase volatility while risky asset prices fall. History has shown the largest market corrections can occur with high equity valuations combined with expectations for strong earnings growth that may not materialize. As of November 30, the S&P 500 index is up nearly 20% from the beginning of 2017, and on a total return basis, the Barclays U.S. Aggregate Bond index is up around 3.0%. The synchronized global growth story has supported a 'risk on' environment for global equities. In the US, this environment has supported the riskier asset classes within US equites, as the technology sector is up over 35% and growth stocks have outperformed value. The US Large Cap growth category is up over 30% while US Large value is up around 14%. Our view is that value will regain momentum in 2018. The YTD% returns for international developed markets continue to be strong with the MSCI ACWI ex US up about 25% since the beginning of 2017 and with Emerging Markets up almost 30%. In the fixed income markets, the US yield curve flattened in 2017 with three 25 bps rate hikes from the Federal Reserve. High Yield bonds continue to offer steady returns with the recovery of the energy sector and the High Yield index up 7% for the year. REITs impacted by a flattening yield curve and higher short term rates had a modest year up 5%. The commodity sector was mixed with precious metals and oil recovering in 2017 with commodity index returns around 3%. In summary, it has been a strong period for U.S. equities, as accommodative global central banks, strong US corporate earnings, and low global inflation continue to produce an environment for risk on equities.
Thank you for the continued opportunity to serve you.

(RCCAV0117001)

Nebraska Fund

Schedule of Investments
(Unaudited)

As of November 30, 2017
	Shares	Value (Note 1)

COMMON STOCKS - 82.18%

Consumer Discretionary - 7.51%
Buckle, Inc.	13,233	$294,434
Wal-Mart Stores, Inc.	791	76,909
		371,343
Consumer Staples - 6.18%
ConAgra Brands, Inc.	1,891	70,591
Hormel Foods Corp.	1,933	70,458
Kellogg Company	974	64,440
Sysco Corporation	323	18,647
Tyson Foods, Inc.	990	81,428
		305,564
Financials - 20.40%
* Berkshire Hathaway, Inc.	3,221	621,685
Lincoln National Corporation	870	66,599
TD Ameritrade Holding Corp.	6,248	319,710
		1,007,994
Health Care - 2.13%
Becton, Dickinson and Company	320	73,027
Glaxosmithkline PLC	426	14,936
Pfizer, Inc.	477	17,296
		105,259
Industrials - 26.46%
Ford Motor Company	1,403	17,566
Green Plains, Inc.	12,126	204,323
Kawasaki Heavy Industries Ltd.	5,125	69,188
Lindsay Corp.	2,063	193,571
Union Pacific Corporation	4,675	591,387
Werner Enterprises	6,051	231,148
		1,307,183
Information Technology - 5.15%
CSG Systems International, Inc.	1,549	71,084
National Research Corp.	5,395	183,160
		254,244
Materials - 7.00%
Valmont Industries, Inc.	2,002	345,946
		345,946
Telecommunications - 7.35%
Nelnet, Inc.	5,004	268,064
* Paypal Holdings, Inc.	1,056	79,971
Windstream Holdings, Inc.	5,661	14,888
		362,923

Total Common Stocks (Cost $3,760,696)		4,060,456

		(Continued)

Nebraska Fund

Schedule of Investments
(Unaudited)

As of November 30, 2017
		Shares	Value (Note 1)

LIMITED PARTNERSHIPS - 6.63%
America First Multifamily Investors LP		27,520	$169,248
Green Plains Partners LP		8,377	158,325

Total Limited Partnerships (Cost $328,315)			327,573

SHORT-TERM INVESTMENT - 9.51%
§	Fidelity Investments Money Market Government Portfolio -
Institutional Class, 1.09%		469,809	469,809

Total Short-Term Investment (Cost $469,809)			469,809

Total Value of Investments (Cost $4,558,820) - 98.32%			$4,857,838

Other Assets Less Liabilities - 1.68%			83,194

Net Assets - 100.00%			$4,941,032

§ Represents 7 day effective yield
* Non income-producing investment

The following accronym or abbreviation is used in this portfolio:
PLC - Public Limited Company

Summary of Investments

by Sector	% of Net Assets	Value
Consumer Discretionary	7.51%	$371,343
Consumer Staples	6.18%	305,564
Financials	20.40%	1,007,994
Health Care	2.13%	105,259
Industrials	26.46%	1,307,183
Information Technology	5.15%	254,244
Materials	7.00%	345,946
Telecommunications	7.35%	362,923
Limited Partnerships	6.63%	327,573
Short-Term Investment	9.51%	469,809
Other Assets Less Liabilities	1.68%	83,194
Total Net Assets	100.00%	$4,941,032

See Notes to Financial Statements

Nebraska Fund

Statement of Assets and Liabilities
(Unaudited)

As of November 30, 2017

Assets:
Investments, at value (cost $4,558,820)	$4,857,838
Receivables:
Fund shares sold	1,137
Dividends and interest	7,549
Due from Advisor	43,936
Prepaid expenses:
Registration and filing expenses	23,333
Professional fees	4,817
Other operating expenses	2,963
Fund accounting fees	2,875
Compliance fees	866
Security pricing fees	443
Insurance fees	364
Custody fees	276

Total assets	4,946,397

Liabilities:
Accrued expenses:
Transfer agent fees	2,545
Shareholder fulfillment fees	1,426
Trustee fees and meeting expenses	1,290
Distribution and service fees - Class C Shares	61
Administration fees	43

Total liabilities	5,365

Total Net Assets	$4,941,032

Net Assets Consist of:
Paid in capital	$4,862,061
Undistributed net investment income	5,198
Accumulated net realized loss on investments	(225,245)
Net unrealized appreciation on investments	299,018

Total Net Assets	$4,941,032

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	400,225
Net Assets	$4,855,350
Net Asset Value, Offering Price and Redemption Price Per Share	$12.13

Class C Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	7,042
Net Assets	$85,682
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$12.17

(a)	Contingent deferred sales charge for Class C Shares is imposed on shares redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Nebraska Fund

Statement of Operations
(Unaudited)

For the period ended November 30, 2017

Investment Income:
Dividends	$16,671

Total Investment Income	16,671

Expenses:
Professional fees	17,754
Fund accounting fees (note 2)	16,641
Transfer agent fees (note 2)	16,545
Registration and filing expenses	13,127
Administration fees (note 2)	12,033
Advisory fees (note 2)	8,596
Shareholder fulfillment fees	5,455
Trustee fees and meeting expenses	4,011
Compliance fees (note 2)	2,006
Custody fees (note 2)	1,672
Other operating expenses	1,187
Security pricing fees	802
Insurance fees	664
Distribution and service fees - Class C Shares (note 3)	417

Total Expenses	100,910

Fees waived and reimbursed by Advisor (note 2)	(89,437)

Net Expenses	11,473

Net Investment Income	5,198

Realized and Unrealized Gain on Investments:

Net realized gain from investment transactions	16,935

Net change in unrealized appreciation on investments	315,473

Net Realized and Unrealized Gain on Investments	332,408

Net Increase in Net Assets Resulting from Operations	$337,606

See Notes to Financial Statements

Nebraska Fund

Statements of Changes in Net Assets
			November 30,		May 31,
For the year or period ended			2017	(a)	2017

Operations:
Net investment income			$5,198		$11,679
Net realized gain from:
Investment transactions			16,935		128,988
Capital gain distributions from underlying funds			-		1,301
Net change in unrealized appreciation (depreciation) on investments			315,473		(92,219)

Net Increase in Net Assets Resulting from Operations			337,606		49,749

Distributions to Shareholders From:
Net investment income
Institutional Class Shares			-		(4,000)
Class C Shares			-		(20)

Return of Capital
Institutional Class Shares			-		(6,232)
Class C Shares			-		(515)

Decrease in Net Assets Resulting from Distributions			-		(10,767)

Beneficial Interest Transactions:
Shares sold			4,019,437		66,574
Reinvested dividends and distributions			-		10,767
Shares repurchased			(204,713)		(1,134,064)

Increase (Decrease) from Beneficial Interest Transactions			3,814,724		(1,056,723)

Increase (Decrease) in Net Assets			4,152,330		(1,017,741)

Net Assets:
Beginning of Period			788,702		1,806,443
End of Period			$4,941,032		$788,702

Undistributed net investment income			$5,198		$-
	Period Ended		Year Ended
Share Information:	November 30, 2017 (a)		May 31, 2017
Institutional Class Shares	Shares	Amount	Shares		Amount
Shares sold	350,876	$4,019,359	6,267		$66,015
Reinvested dividends and distributions	-	-	978		10,232
Shares repurchased	(17,928)	(197,465)	(108,624)		(1,124,142)
Net Increase (Decrease) in Shares of
Beneficial Interest	332,948	$3,821,894	(101,379)		$(1,047,895)

Class C Shares	Shares	Amount	Shares		Amount
Shares sold	7	$78	52		$559
Reinvested dividends and distributions	-	-	50		535
Shares repurchased	(643)	(7,248)	(932)		(9,922)
Net Decrease in Shares of
Beneficial Interest	(636)	$(7,170)	(830)		$(8,828)
(a) Unaudited.

See Notes to Financial Statements

Nebraska Fund

Financial Highlights
	Institutional Class Shares
For a share outstanding during each	November 30,		May 31,
of the fiscal years or period ended	2017	(f)	2017	2016		2015		2014

Net Asset Value, Beginning of Period	$10.51		$10.19	$10.87		$11.41		$11.02

Income (Loss) from Investment Operations
Net investment income (g)	0.03		0.12	0.08		0.46		0.55
Net realized and unrealized gain (loss)
on investments	1.59		0.30	(0.68)		(0.51)		0.41

Total from Investment Operations	1.62		0.42	(0.60)		(0.05)		0.96

Less Distributions:
From net investment income	-		(0.04)	(0.08)		(0.46)		(0.49)
From net realized gains	-		-	-		(0.03)		(0.08)
From return of capital	-		(0.06)	-		-		-

Total Distributions	-		(0.10)	(0.08)		(0.49)		(0.57)

Net Asset Value, End of Period	$12.13		$10.51	$10.19		$10.87		$11.41

Total Return (c)	15.41%	(b)	4.09%	(5.51)%		(0.43)%		9.03%

Net Assets, End of Period (in thousands)	$4,855		$707	$1,718		$5,241		$5,090

Ratios of:
Gross Expenses to Average Net Assets (d)	10.41%	(a)	20.25%	8.23%		3.56%		1.15%
Net Expenses to Average Net Assets (d)	0.99%	(a)	1.58%	1.58%	(i)	1.23%	(h)	1.15%
Net Investment Income to Average
Net Assets (e)	0.60%	(a)	1.11%	0.75%	(i)	4.19%	(h)	4.97%

Portfolio turnover rate	39.66%	(b)	83.66%	118.07%		23.77%		2.70%

(a) Annualized.
(b) Not annualized.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f) Unaudited.
(g) Calculated using the average shares method.
(h) Includes reimbursement of acquired fund fees.
(i)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.

See Notes to Financial Statements							(Continued)

Nebraska Fund

Financial Highlights
	Class C Shares
For a share outstanding during each	November 30,		May 31,
of the fiscal years or period ended	2017	(f)	2017		2016		2015		2014

Net Asset Value, Beginning of Period	$10.61		$10.36		$11.12		$11.68		$11.18

Income (Loss) from Investment Operations
Net investment income (loss) (g)	(0.05)		(0.01)		(0.06)		0.43		0.43
Net realized and unrealized gain (loss)
on investments	1.61		0.32		(0.65)		(0.60)		0.53

Total from Investment Operations	1.56		0.31		(0.71)		(0.17)		0.96

Less Distributions:
From net investment income	-		-	(j)	(0.05)		(0.36)		(0.38)
From net realized gains	-		-		-		(0.03)		(0.08)
From return of capital	-		(0.06)		-		-		-

Total Distributions	-		(0.06)		(0.05)		(0.39)		(0.46)

Net Asset Value, End of Period	$12.17		$10.61		$10.36		$11.12		$11.68

Total Return (c)	14.81%	(b)	3.03%		(6.41)%		(1.45)%		8.79%

Net Assets, End of Period (in thousands)	$86		$81		$88		$128		$79

Ratios of:
Gross Expenses to Average Net Assets (d)	11.08%	(a)	23.68%		8.47%		4.56%		2.15%
Net Expenses to Average Net Assets (d)	1.99%	(a)	2.58%		2.66%	(i)	2.23%	(h)	2.15%
Net Investment Income (Loss) to Average
Net Assets (e)	(0.87)%	(a)	(0.06)%		(0.61)%	(i)	3.79%	(h)	3.84%

Portfolio turnover rate	39.66%	(b)	83.66%		118.07%		23.77%		2.70%

(a) Annualized.
(b) Not annualized.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f) Unaudited.
(g) Calculated using the average shares method.
(h) Includes reimbursement of acquired fund fees.
(i)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through  December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.

(j) Less than $0.01 per share.

See Notes to Financial Statements

Nebraska Fund

Notes to Financial Statements
(Unaudited)

November 30, 2017

1.     Organization and Significant Accounting Policies

The Nebraska Fund (the "Fund"), formerly known as the Cavalier Dividend Income Fund, is a series of the Starboard Investment Trust ("Trust").  The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company.  The Fund is a separate, non-diversified series of the Trust.

On August 7, 2017, the name change of the Fund from the Cavalier Dividend Income Fund to the Nebraska Fund was approved via written consent by a majority of the Independent Trustees of the Starboard Investment Trust.  The name change became effective on September 29, 2017.

The Fund currently has an unlimited number of authorized shares, which are divided into three classes – Institutional Class Shares, Class C Shares, and Class A Shares.  Each class of shares has equal rights to assets of the Fund, and the classes are identical except for differences in ongoing distribution and service fees.  The Class C Shares and Class A Shares are subject to distribution plan fees as described in Note 3.  The Fund's Class C Shares are sold without an initial sales charge; however, they are subject to a contingent deferred sales charge of 1.00% paid to Capital Investment Group, Inc. (the "Distributor").  The Class A Shares are subject to an initial sales charge of 4.50%.  Income, expenses (other than distribution and service fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.  All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class.  Class C Shares held longer than seven years will automatically convert into Institutional Class Shares. The Institutional Class Shares commenced operations on September 20, 2012.  The Class C Shares commenced operations on September 26, 2012.  The Class A Shares became effective September 29, 2017, but as of November 30, 2017, the Class A Shares have not yet commenced operations.
The investment objective of the Fund is to seek equity income and capital appreciation. The Fund seeks to achieve its investment objective of equity income and capital appreciation by investing primarily in common stock of publicly-traded Domiciled Companies and Economic Companies. Approximately 50% of the Fund's investments will be in Domiciled Companies and approximately 50% of the Fund's investments will be in Economic Companies. The Domiciled Companies have their headquarters located in Nebraska and are among the top 15 largest companies by market capitalization.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").  The Fund follows the accounting and reporting guidance in the Financial Accounting Standards Board ("FASB") Accounting Standards Codification 946 "Financial Services – Investment Companies."

Investment Valuation
The Fund's investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price.   Options are valued at the mean of the last quoted bid and ask prices at the valuation time.  If there is an ask price but no bid price on the valuation date, the option shall be priced at the mean of zero and the ask price at the valuation time. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the security is principally traded closes early or if trading of the particular security is halted during the day and does not resume prior to the Fund's net asset value calculation) or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A security's "fair value" price may differ from the price next available for that security using the Fund's normal pricing procedures.

Fair Value Measurement
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

(Continued)

Nebraska Fund

Notes to Financial Statements
(Unaudited)

November 30, 2017

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of November 30, 2017 for the Fund's assets measured at fair value:

Investments in Securities (a)	Total	Level 1	Level 2	Level 3
Assets
Common Stocks*	$4,060,456	$4,060,456	$-	$-
Limited Partnerships	327,573	327,573	-	-
Short-Term Investment	469,809	469,809	-	-
Total Assets	$4,857,838	$4,857,838	$-	$-

(a)
The Fund had no significant transfers into or out of Level 1, 2, or 3 during the fiscal period ended November 30, 2017.  The Fund did not hold any Level 3 securities during the period.  The Fund recognizes transfers at the end of the reporting period.

*Refer to Schedule of Investments for breakdown by Sector.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion and amortization of discounts and premiums. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Distributions
The Fund will distribute its income and realized gains to its shareholders every year.  Income dividends paid by the Fund derived from net investment income, if any, will be paid at least annually.  Capital gains distributions, if any, will also be paid at least annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period.  Actual results could differ from those estimates.

(Continued)

Nebraska Fund

Notes to Financial Statements
(Unaudited)

November 30, 2017

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.     Transactions with Related Parties and Service Providers

Advisor
The Fund pays a monthly fee to Cavalier Investments, LLC (the "Advisor"), calculated at the annual rate of 0.90% of the Fund's average daily net assets.

The Advisor has entered into a contractual agreement (the "Expense Limitation Agreement") with the Trust, on behalf of the Fund, under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in amounts that limit the Fund's total operating expenses (exclusive of interest, taxes, brokerage commissions, borrowing costs, fees and expenses of other investment companies in which the Fund invests, and other expenditures which are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund's business, and amounts, if any, payable under a Rule 12b-1 distribution plan) to not more than 0.99% of the average daily net assets of the Fund for the current fiscal year.  The current term of the Expense Limitation Agreement remains in effect until September 30, 2018.  While there can be no assurance that the Expense Limitation Agreement will continue after that date, it is expected to continue from year-to-year thereafter.  For the fiscal period ended November 30, 2017, $8,596 in advisory fees were incurred, all of which were waived by the Advisor and $89,437 were reimbursed by the Advisor to the Fund.

There shall be no recoupment of fees waived or reimbursed by the Advisor.

Administrator
The Fund pays a monthly fee to The Nottingham Company (the "Administrator") based upon the average daily net assets of the Fund and calculated at the annual rates as shown in the schedule below subject to a minimum of $2,000 per month.  The Administrator also receives a fee as to procure and pay the Fund's custodian, as additional compensation for fund accounting and recordkeeping services, and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses. Effective September 7, 2017, the Administrator also receives a miscellaneous compensation fee for peer group, comparative analysis, and compliance support totaling $150 per month. As of November 30, 2017, the Administrator received $420 in miscellaneous expenses.

A breakdown of the fees is provided in the following table:

Administration Fees*		Custody Fees*		Fund Accounting Fees (minimum monthly)	Fund Accounting Fees (asset- based fee)	Blue Sky Administration Fees (annual)
Average Net Assets	Annual Rate	Average Net Assets	Annual Rate
First $250 million	0.100%	First $200 million	0.020%	$2,250	0.01%	$150 per state
Next $250 million	0.080%	Over $200 million	0.009%
Next $250 million	0.060%
Next $250 million	0.050%	*Minimum monthly fees of $2,000 and $417 for Administration and Custody, respectively.
Next $1 billion	0.040%
Over $2 billion	0.035%

(Continued)

Nebraska Fund

Notes to Financial Statements
(Unaudited)

November 30, 2017

The Fund incurred $12,033 in administration fees, $1,672 in custody fees, and $16,641 in fund accounting fees for the fiscal period ended November 30, 2017.

Compliance Services
Cipperman Compliance Services, LLC provides services as the Trust's Chief Compliance Officer.  Cipperman Compliance Services, LLC is entitled to receive customary fees from the Fund for their services pursuant to the Compliance Services agreement with the Fund.

Transfer Agent
Nottingham Shareholder Services, LLC ("Transfer Agent") serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Fund pursuant to the Transfer Agent's fee arrangements with the Fund.  The Fund incurred $16,545 in transfer agent fees during the fiscal period ended November 30, 2017.

Distributor
Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. The Distributor receives $5,000 per year paid in monthly installments for services provided and expenses assumed.

Certain officers of the Trust are also officers of the Administrator.

3.     Distribution and Service Fees

The Board of Trustees, including a majority of the Trustees who are not "interested persons" as defined in the 1940 Act, adopted a distribution and service plan pursuant to Rule 12b-1 of the 1940 Act (the "Plan") for the Class C Shares and the Class A Shares.  The 1940 Act regulates the manner in which a registered investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that each Fund may incur certain costs, which may not exceed 1.00% per annum of the average daily net assets of the Class C Shares and 0.25% annum of the average daily net assets of the Class A Shares for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Class C Shares and Class A Shares or servicing of Class C and Class A shareholder accounts.

The Class C Shares incurred $417 in Distribution and Service Fees during the fiscal period ended November 30, 2017.  As of November 30, 2017, the Class A Shares had not yet commenced operations.

4.     Purchases and Sales of Investment Securities

For the period ended November 30, 2017, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Purchases of Securities	Proceeds from Sales of Securities
$4,013,368	$655,473

There were no long-term purchases or sales of U.S Government Obligations during the fiscal period ended November 30, 2017.

5.     Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.

(Continued)

Nebraska Fund

Notes to Financial Statements
(Unaudited)

November 30, 2017

Management reviewed the Fund's tax positions to be taken on federal income tax returns for the open tax years of May 31, 2015 through May 31, 2017 and as of and during the period ended November 30, 2017, and determined that the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the fiscal period ended November 30, 2017, the Fund did not incur any interest or penalties.

There were no income or long-term capital gain distributions during the fiscal period ended November 30, 2017.

There were no reclassifications made for the fiscal period ended November 30, 2017.

At November 30, 2017, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$4,558,820

Gross Unrealized Appreciation	316,628
Gross Unrealized Depreciation	(17,609)
Net Unrealized Appreciation	$299,018

6.     Commitments and Contingencies

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

7.     Subsequent Events

In accordance with GAAP, management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

Nebraska Fund

Additional Information (Unaudited)

1.     Proxy Voting Policies and Voting Record

A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and are available, without charge, upon request, by calling 800-773-3863, and on the website of the Securities and Exchange Commission ("SEC") at sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC's website at sec.gov.

2.     Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund's Form N-Q is available on the SEC's website at sec.gov.  You may review and make copies at the SEC's Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 800-SEC-0330. You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.     Tax Information

We are required to advise you within 60 days of the Fund's fiscal year-end regarding the federal tax status of certain distributions received by shareholders during each fiscal year.  The following information is provided for the Fund's fiscal period ended November 30, 2017.

During the fiscal period from June 1, 2017 through November 30, 2017, no income distributions or long-term capital gain distributions were paid from the Fund.

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.

4.     Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales charges on Class C Shares; and (2) ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2017 through November 30, 2017.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

(Continued)

Nebraska Fund

Additional Information (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Nebraska Fund -Institutional Class Shares	Beginning Account Value June 1, 2017	Ending Account Value November 30, 2017	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$1,154.10	$5.34
	$1,000.00	$1,020.11	$5.01
*Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio of 0.99%,    multiplied by 183/365 (to reflect the one-half year period).

Nebraska Fund – Class C Shares	Beginning Account Value June 1, 2017	Ending Account Value November 30, 2017	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$1,148.10	$10.71
	$1,000.00	$1,015.10	$10.05
*Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio of 1.99%,    multiplied by 183/365 (to reflect the one-half year period).

Nebraska Fund
is a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services, LLC	Cavalier Investments
116 South Franklin Street	12600 Deerfield Drive
Post Office Drawer 4365	Suite 100
Rocky Mount, North Carolina 27803	Alpharetta, Georgia 30004

Telephone:	Telephone:

800-773-3863	800-773-3863

World Wide Web @:	World Wide Web @:

ncfunds.com	cavalierfunds.com

Item 2.      CODE OF ETHICS.
Not applicable.

Item 3.      AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

Item 4.      PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

Item 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

Item 6.     SCHEDULE OF INVESTMENTS.
A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.      DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURE FOR   CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

Item 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

Item 9.      PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

Item 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.
None.

Item 11.    CONTROLS AND PROCEDURES.
(a)
The Principal Executive Officers and the Principal Financial Officers have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.     EXHIBITS.
(a)(1)      Not applicable.
(a)(2)      Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).
(a)(3)      Not applicable.
(b)          Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Starboard Investment Trust

By: (Signature and Title)	/s/ Katherine M. Honey
Katherine M. Honey President and Principal Executive Officer Nebraska Fund
Date: February 5, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Katherine M. Honey
Katherine M. Honey President and Principal Executive Officer Nebraska Fund
Date: February 5, 2018

By: (Signature and Title)	/s/ Ashley E. Harris
Ashley E. Harris Treasurer and Principal Financial Officer Nebraska Fund
Date: February 5, 2018